Accounts and Bills Receivable, net (Tables)	12 Months Ended
Dec. 31, 2013
Accounts and Bills Receivable, net [Abstract]
Schedule of Accounts, Notes, Loans and Financing Receivable
Accounts receivable consisted of the following:

	December 31, 2013		December 31, 2012
	RMB	US$	RMB
Accounts receivable	6,868	1,134	11,943
Less: Allowance for doubtful accounts	(795)	(131)	(1,196)
	6,073	1,003	10,747

Bills receivable	2,300	380	10,840
	8,373	1,383	21,587

Schedule of Allowance For Doubtful Accounts
An analysis of the allowance for doubtful accounts for 2013, 2012 and 2011 is as follows:

	December 31, 2013		December 31, 2012	December 31, 2011
	RMB	US$	RMB	RMB
Balance at beginning of year	1,196	197	1,785	2,140
Bad debt (recovery) expense	(401)	(66)	(589)	(355)
Write-offs	-	-	-	-

Balance at end of year	795	131	1,196	1,785